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[LOGO]                                                       GE LifeStyle Funds
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                       SUPPLEMENT DATED DECEMBER 19, 2000
             TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2000

At a meeting held on December 15, 2000, the Board of Trustees of GE LifeStyle Funds (the "Funds") voted to terminate the Interim Investment Consulting Agreement with DiMeo Schneider & Associates, L.L.C. ("DSA"). On or about January 29, 2001, DSA will no longer provide asset allocation services to the Funds. On that date, GE Asset Management Incorporated, the Funds' investment adviser, will assume DSA's responsibilities. Accordingly, all references to DSA within the Prospectus and Statement of Additional Information will be deleted.

There is no change to the investment objective and principal investment strategies of the Strategy Funds as stated in the Prospectus and Statement of Additional Information.

[LOGO]                                                       GE LifeStyle Funds
---------------------------------------------------------------

                       SUPPLEMENT DATED DECEMBER 19, 2000
             TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2000

At a meeting held on December 15, 2000, the Board of Trustees of GE Lifestyle Funds (the "Funds") voted to terminate the Interim Investment Consulting Agreement with DiMeo Schneider & Associates, L.L.C. ("DSA"). On or about January 29, 2001, DSA will no longer provide asset allocation services to the Funds. On that date, GE Asset Management Incorporated, the Funds' investment adviser, will assume DSA's responsibilities. Accordingly, all references to DSA within the Prospectus and Statement of Additional Information will be deleted.

There is no change to the investment objective and principal investment strategies of the Allocation Funds as stated in the Prospectus and Statement of Additional Information.